LEASEHOLD LAND PAYMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 23,617,138			¥ 24,278,032
Transfer from fixed assets (Note 6)				(403,282)
Depreciation charges	(1,609,743)			(1,662,460)	¥ (1,518,970)
Closing net book amount	24,184,248	$ 3,517,453		23,617,138	24,278,032
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	38,554,399			39,345,882
Closing net book amount	39,210,579			38,554,399	39,345,882
Accumulated amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(14,924,925)			(15,066,688)
Closing net book amount	(15,015,967)			(14,924,925)	(15,066,688)
Leasehold land payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,980,278			1,624,859
Transfer from fixed assets (Note 6)				403,282
Assets classified as held for sale				(2,183)
Depreciation charges	(55,782)			(45,680)
Closing net book amount	1,924,496			1,980,278	1,624,859
Leasehold land payments [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	2,388,326			1,989,085
Closing net book amount	2,388,326			2,388,326	1,989,085
Leasehold land payments [member] | Accumulated amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(408,048)			(364,226)
Closing net book amount	¥ (463,830)			¥ (408,048)	¥ (364,226)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .